Trade and Other Payables - Disclosure of Trade and Other Payables (Details) - ZAR (R) R in Millions	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Financial liabilities
Trade payables	R 706	R 763
Current lease liabilities	60	0
Other liabilities	204	167
Non-financial liabilities
Payroll accruals	616	548
Leave liabilities	537	540	R 504
Shaft related accruals	585	556
Other accruals	213	148
Value added tax	85	98
Income and mining tax	0	55
Total current trade and other payables	3,006	R 2,875
Village Main Reef Limited
Financial liabilities
Other liabilities	R 55